Geographic information (Lease revenues by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Lease revenue	$ 4,682,266
Lease revenue		$ 4,537,093	$ 4,713,802
Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	100.00%	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Lease revenue	$ 874,145
Lease revenue		$ 639,316	$ 648,343
China | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	18.70%	14.10%	13.80%
United States
Segment Reporting Information [Line Items]
Lease revenue	$ 511,676
Lease revenue		$ 528,687	$ 568,999
United States | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	10.90%	11.60%	12.10%
Other Countries
Segment Reporting Information [Line Items]
Lease revenue	$ 3,296,445
Lease revenue		$ 3,369,090	$ 3,496,460
Other Countries | Geographic Concentration Risk | Total Lease Revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	70.40%	74.30%	74.10%